Consolidated Statement of Changes in Stockholders' Equity (Deficit) (unaudited) - USD ($)	Total	Common Stock [Member]	Stockholder Receivable [Member]	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Preferred Stock
Balance, shares at Dec. 31, 2019		85,970,665
Balance, amount at Dec. 31, 2019	$ (1,140,795)	$ 85,971		$ 7,488,946	$ (8,715,712)
Cancellation of stock, shares		(79,265,000)
Cancellation of stock, amount		$ (79,265)		79,265
Stock issued for debt cancellation, shares		23,294,335
Stock issued for debt cancellation, amount	1,133,097	$ 23,294		1,109,803
Effect of issuance related to acquisition of Black Bird Potentials Inc., shares		120,000,000
Effect of issuance related to acquisition of Black Bird Potentials Inc., amount	114,945	$ 120,000	$ (1,000)	(8,570,256)	8,566,201
Stock issued for services, shares		100,000
Stock issued for services, amount	8,000	$ 100		7,900
Stock issued for cash, shares		125,000
Stock issued for cash, amount	2,500	$ 125		2,375
Stock issued for cash one, shares		5,000,000
Stock issued for cash one, amount	$ 200,000	$ 5,000		$ 195,000
Stock issued for cash two, shares	100,000	2,500,000		97,500
Stock issued for cash two, amount		$ 2,500
Stock issued for cash three, shares		1,250,000
Stock issued for cash three, amount	$ 50,000	$ 1,250		$ 48,750
Stock issued for cash four, shares		4,450,000
Stock issued for cash four, amount	178,000	$ 4,450		173,550
Stock issued for services one, shares		1,500,000
Stock issued for services one, amount	15,000	$ 1,500		13,500
Beneficial conversion related to convertible debt	56,343			56,343
Inventory contributed to additional paid-in capital by related party	677			677
Net loss	(690,158)				(690,158)
Balance, shares at Dec. 31, 2020		164,925,000
Balance, amount at Dec. 31, 2020	27,609	$ 164,925	(10,000)	703,353	(839,669)	$ 0
Stock issued for services, shares		150,000
Stock issued for cash, shares		4,875,000
Stock issued for cash, amount	195,000	$ 4,875	0	190,125	0	0
Net loss	(208,233)	0	0	0	(208,233)	0
Effect of adoption of ASU 2020-06	(26,555)	0	0	(56,343)	29,788	0
Stock issued for services, amount	6,880	$ 1,500	0	5,380	0	0
Stock issued for commitment fee, shares		2,000,000
Stock issued for commitment fee, amount	65,000	$ 2,000	0	63,000	0	0
Balance, shares at Mar. 31, 2021		171,950,000
Balance, amount at Mar. 31, 2021	59,701	$ 171,950	(1,000)	906,865	(1,018,114)	0
Balance, shares at Dec. 31, 2020		164,925,000
Balance, amount at Dec. 31, 2020	27,609	$ 164,925	(10,000)	703,353	(839,669)	0
Net loss	(925,724)
Balance, shares at Sep. 30, 2021		246,897,495
Balance, amount at Sep. 30, 2021	687,298	$ 246,897	(1,000)	2,177,006	(1,735,605)	0
Balance, shares at Dec. 31, 2020		164,925,000
Balance, amount at Dec. 31, 2020	27,609	$ 164,925	(10,000)	703,353	(839,669)	0
Stock issued for services, shares		150,000
Stock issued for services, amount	6,880	$ 150		6,730
Stock issued for cash, shares		4,875,000
Stock issued for cash, amount	195,000	$ 4,875		190,125
Stock issued for cash one, shares		3,125,000
Stock issued for cash one, amount	100,000	$ 3,125		96,875
Stock issued for cash two, shares		1,562,500
Stock issued for cash two, amount		$ 1,562		48,438
Stock issued for cash three, shares		51,700,000
Stock issued for cash three, amount	775,500	$ 51,700		723,800
Stock issued for cash four, shares		41,333,333
Stock issued for cash four, amount	620,000	$ 41,333		578,667
Stock issued for services one, shares		450,000
Stock issued for services one, amount		$ 450		13,050
Net loss	(1,811,302)				(1,811,302)
Effect of adoption of ASU 2020-06	(26,555)			(56,343)	29,788
Stock issued for commitment fee, shares		2,000,000
Stock issued for commitment fee, amount	65,000	$ 2,000		63,000
Stock issued for services two, shares		8,000,000
Stock issued for services two, amount	250,400			242,400
Stock issued for services three, shares		500,000
Stock issued for services three, amount		$ 500		14,500
Stock issued for debt conversion, shares		8,607,995
Stock issued for debt conversion, amount	101,610	$ 8,608		93,002
Stock issued for services four, shares		1,002,000
Stock issued for services four, amount	34,068	$ 1,002		33,066
Stock issued for services five, shares		13,000,000
Stock issued for services five, amount	253,500	$ 13,000		240,500
Balance, shares at Dec. 31, 2021		301,230,828
Balance, amount at Dec. 31, 2021	670,210	$ 301,230	(1,000)	2,991,163	(2,621,183)	0
Balance, shares at Mar. 31, 2021		171,950,000
Balance, amount at Mar. 31, 2021	59,701	$ 171,950	(1,000)	906,865	(1,018,114)	0
Stock issued for services, shares		450,000
Stock issued for cash, shares		3,125,000
Stock issued for cash, amount	100,000	$ 3,125	0	96,875	0	0
Net loss	(265,814)	0	0	0	(265,814)	0
Stock issued for services, amount	13,500	$ 450	0	13,050	0	0
Stock issued for services1, shares		8,000,000
Stock issued for services1, amount	250,400	$ 8,000	0	242,400	0	0
Stock issued for services2, shares		500,000
Stock issued for services2, amount	15,000	$ 500	0	14,500	0	0
Balance, shares at Jun. 30, 2021		184,025,000
Balance, amount at Jun. 30, 2021	172,787	$ 184,025	(1,000)	1,273,690	(1,283,928)	0
Stock issued for services, shares		1,002,000
Net loss	(451,677)	$ 0	0	0	(451,677)	0
Stock issued for services, amount	39,078	$ 1,002	0	38,076	0	0
Stock issued for debt conversion, shares		8,607,995
Stock issued for debt conversion, amount	101,610	$ 8,608	0	93,002	0	0
Stock issued for cash (Reg A #1), shares		1,562,500
Stock issued for cash (Reg A #1), amount	50,000	$ 1,562	0	48,438	0	0
Stock issued for cash (Reg A #2), shares		51,700,000
Stock issued for cash (Reg A #2), amount	775,500	$ 51,700	0	723,800	0	0
Balance, shares at Sep. 30, 2021		246,897,495
Balance, amount at Sep. 30, 2021	687,298	$ 246,897	(1,000)	2,177,006	(1,735,605)	0
Balance, shares at Dec. 31, 2021		301,230,828
Balance, amount at Dec. 31, 2021	670,210	$ 301,230	(1,000)	2,991,163	(2,621,183)	0
Net loss	(670,358)	$ 0	0	0	(670,358)	0
Balance, shares at Mar. 31, 2022		301,230,828
Balance, amount at Mar. 31, 2022	(148)	$ 301,230	(1,000)	2,991,163	(3,291,541)	0
Balance, shares at Dec. 31, 2021		301,230,828
Balance, amount at Dec. 31, 2021	670,210	$ 301,230	(1,000)	2,991,163	(2,621,183)	$ 0
Net loss	(1,417,745)
Balance, shares at Sep. 30, 2022		250,904,667				28,500
Balance, amount at Sep. 30, 2022	(657,660)
Balance, amount at Sep. 30, 2022	(657,600)	$ 250,904	(1,000)	3,131,336	(4,038,928)	$ 28
Balance, shares at Mar. 31, 2022		301,230,828
Balance, amount at Mar. 31, 2022	(148)	$ 301,230	(1,000)	2,991,163	(3,291,541)	0
Stock issued for debt cancellation, shares		15,146,188
Stock issued for debt cancellation, amount	15,146	$ 15,146	0	0	0	0
Stock issued for services, shares		2,300,000
Net loss	(522,594)	$ 0	0	0	(522,594)	0
Stock issued for services, amount	34,500	2,300	0	32,200	0	0
Warrants issued in conjunction with debt	78,051	$ 0	0	78,051	0	0
Balance, shares at Jun. 30, 2022		318,677,016
Balance, amount at Jun. 30, 2022	(395,045)	$ 318,676	(1,000)	3,101,414	(3,814,135)	0
Stock issued for debt cancellation, shares		16,853,810
Stock issued for debt cancellation, amount	16,855	$ 16,855	0		0	0
Net loss	(224,793)	0	0	0	(224,793)	0
Warrants issued in conjunction with debt	15,440	$ 0	0	15,440	0	$ 0
Common stock cancelled in exchange for preferred stock, shares		(99,063,659)				28,500
Common stock cancelled in exchange for preferred stock, amount	(99,064)	$ 0	0	99,036	0	$ 28
Stock issued for warrant exercise, shares		5,062,500
Stock issued for warrant exercise, amount	0	$ 5,062	0	(5,062)	0	0
Stock issued for warrant exercise, shares		9,375,000
Stock issued for warrant exercise, amount	0	$ 9,375	0	(9,375)	0
Reclassification of warrants issued in conjunction with debt in June 2022	(70,117)	$ 0	0	(70,117)	0	$ 0
Balance, shares at Sep. 30, 2022		250,904,667				28,500
Balance, amount at Sep. 30, 2022	(657,660)
Balance, amount at Sep. 30, 2022	$ (657,600)	$ 250,904	$ (1,000)	$ 3,131,336	$ (4,038,928)	$ 28